Significant Accounting Policies - Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies [Abstract]
Accrued compensation and benefits	$ 19,312	$ 17,778
Excise and other tax liabilities	10,481	8,279
Derivative liabilities	88,932	32,021
Accrued interest	24,882	39,947
Product exchange liabilities	5,945	1,116
Gavilon legal matter settlement (Note 9)	12,500	0
Deferred gain on sale of general partner interest in TLP (1)	0	30,113
Other	29,679	31,688
Total	$ 191,731	$ 160,942